Note 20 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Millions	3 Months Ended
	Mar. 31, 2023 shares	Apr. 03, 2023 USD ($)	Apr. 03, 2023 EUR (€)	Mar. 12, 2023 USD ($)
The 2022 Prefunded Warrants [Member]
Stock Issued During Period, Shares, Common Stock Warrants Exercised (in shares) | shares	2,632,898
Aguettant [Member] | PFS Products [Member]
Licensing Agreement, Complementary Payment | €			€ 1,500,000
Licensing Agreement, Milestone Payments		$ 21.0
DSUVIA Agreement [Member]
Asset Acquisition, Milestone Payments, Percent of Consideration				20.00%
DSUVIA Agreement [Member] | Excluding the Department of Defense or Aguettant [Member]
Asset Acquisition, Quarterly Payments, Percent of Net Product Sales				15.00%
DSUVIA Agreement [Member] | Department of Defense [Member]
Asset Acquisition, Quarterly Payments, Percent of Net Product Sales				75.00%
DSUVIA Agreement [Member] | Maximum [Member]
Asset Acquisition, Milestone Payments to be Received				$ 116.5